STOCKS (Tables)	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' DEFICIT
Summary of shares authorized and shares issued and outstanding of preferred stock

	December 31, 2022		December 31, 2021		December 31, 2020
		Shares		Shares		Shares
	Shares	issued and	Shares	issued and	Shares	issued and
	authorized	outstanding	authorized	outstanding	authorized	outstanding
Series A-1 Preferred Stock	4,018,918	4,018,918	4,018,918	4,018,918	4,018,918	4,018,918
Series A-2 Preferred Stock	3,864,517	3,864,517	3,864,517	3,864,517	3,864,517	3,864,517
Series A-3 Preferred Stock	2,193,438	2,193,438	2,193,438	2,193,438	2,193,438	2,193,438
Series B-1 Preferred Stock	8,380,000	8,221,262	8,380,000	8,221,262	—	—
Series B-2 Preferred Stock	40,115	40,115	40,115	40,115	—	—
Series B-3 Preferred Stock	3,723,905	3,723,905	3,723,905	3,723,905	—	—
Total	22,220,893	22,062,155	22,220,893	22,062,155	10,076,873	10,076,873